Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 274	$ 2,851	$ 646
Other receivables	1,038	40	295
Cryptocurrencies	96	142	51
Finance lease right-of-use asset, current	1	1	1
Prepaid expenses and other current assets	1,201	301	178
Total current assets	2,610	3,335	1,171
Restricted cash	323	323	323
Property and equipment, net	31,923	30,844	37,156
Operating lease right-of-use asset	2,141	2,262	2,454
Finance lease right-of-use asset	31	43	96
Long-term deposits	4,567	5,400	4,941
Total assets	41,595	42,207	46,141
Current liabilities
Accounts payable	11,940	12,902	4,598
Operating lease liability, current	216	222	205
Finance lease liability, current	33	6	377
CleanSpark credit agreement	15,014	0
Notes payable, net	24,462	2,737	667
Federal and state income tax payables	8,833	60
Accrued expenses and other current liabilities	10,026	6,227
Accrued expenses and other current liabilities		6,287	3,175
Total current liabilities	70,524	22,154	9,022
Notes payable, net	0	69,011	45,682
Payable to lessor – construction in progress	0	137	504
Warrant liability	454	3,838	76,423
Unearned grant revenue	195	195	195
Deferred tax liability	2,267	4,304	229
Operating lease liability	2,006	2,111	2,300
Finance lease liability	63	94	98
Total liabilities	75,509	101,844	134,453
Commitments and contingencies (See Note 14)
Shareholders' deficit
Common Stock	7	7	2,368
Additional Paid-In Capital	55,254	47,765	0
Accumulated deficit	(89,175)	(107,409)	(90,680)
Total shareholders' deficit	(33,914)	(59,637)	(88,312)
Total liabilities and shareholders' deficit	$ 41,595	$ 42,207	$ 46,141